SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 2. SEGMENT INFORMATION

Nature of Business

The Company has two primary segments of business, its Licensing and Enforcement business, and the operations of its new business, the Patent Utility, as described as follows:

Licensing and Enforcement

The Company develops, licenses and otherwise enforces patented technologies through its wholly owned subsidiaries. The Company generates revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. The Company also monetizes its intellectual property to include the sale of select patent assets. Patent protection is a key part of the Company’s business model, because it provides the Company with a period of exclusive ownership during which the Company can recoup risk capital and generate a profit from inventions.

The United States Patent UtilityTM

The Company has also created an innovative licensing solution for the mass market of patent owners and users. In January 2015, the Company introduced the Patent Utility, a subscription-based service that uses proprietary Big Data software to connect the global stockpile of technology improvements and technical experts, represented by the U.S. patent database, with businesses that can put them into commercial uses that help them compete and grow. While the Patent Utility has limited operating history, the Company believes the market for patent-related business intelligence and licensing is both large and in need of new tools and new thinking. The market for business intelligence is characterized by great information asymmetry that makes mining the patent database with human experts cost prohibitive for most companies and limited in its impact. Similarly, the marketplace for patent licensing services is limited by high transaction costs that restricts access to only the most valuable assets owned by companies with deep pockets. In July 2014, a patent application covering the Patent Utility was filed the United States Patent and Trademark Office.

The Patent Utility was launched in January 2015 and accordingly there was no revenue for the year ended December 31, 2014. The Company does not allocate corporate interest income and expense, income taxes, other income and expenses related to corporate activity or corporate expense for management and administrative services that benefit both segments. Because of this unallocated income and expense, the operating loss of each reporting segment does not reflect the operating loss the reporting segment would report as a stand-alone business. Key financial information by reportable segment for the year ended December 31, 2014 was as follows, there is no information presented for the year ended 2013 as there were no material activities related to the Patent Utility in fiscal 2013:

	(dollar amounts presented in millions)
	Litigation and Enforcement	Patent Utility	Corporate	Total
Net revenue	$2.1	$—	$—	$2.1
Expenses	(6.5)	(2.5)	(8.7)	(17.7)
Operating Loss	(4.4)	(2.5)	(8.7)	(15.6)
Net Loss	$(4.4)	$(2.5)	(8.7)	$(15.6)